Document and Entity Information	12 Months Ended
Mar. 28, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar 27, 2013
Registrant Name	ING MUTUAL FUNDS
Central Index Key	0000895430
Amendment Flag	false
Document Creation Date	Mar 27, 2013
Document Effective Date	Mar 28, 2013
Prospectus Date	Mar 28, 2013

ING Global Perspectives Fund
ING Global Perspectives Fund
INVESTMENT OBJECTIVE
The Fund seeks total return.
FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 26) or the Statement of Additional Information (page 138).
Shareholder Fees Fees paid directly from your investment
Shareholder Fees ING Global Perspectives Fund	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
Class A	5.75%	none	[1]
Class C	none	1.00%
Class I	none	none
Class R	none	none
Class W	none	none
[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund Operating Expenses ING Global Perspectives Fund		Class A	Class C	Class I	Class R	Class W
Management Fees		0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or Shareholder Services (12b-1) Fees		0.25%	1.00%	none	0.50%	none
Administrative Services Fees		0.10%	0.10%	0.10%	0.10%	0.10%
Other Expenses	[1]	0.24%	0.24%	0.19%	0.24%	0.24%
Acquired Fund Fees and Expenses	[1]	0.83%	0.83%	0.83%	0.83%	0.83%
Total Annual Fund Operating Expenses		1.52%	2.27%	1.22%	1.77%	1.27%
Waivers and Reimbursements	[2]	(0.29%)	(0.29%)	(0.24%)	(0.29%)	(0.29%)
Total Annual Fund Operating Expenses After Waivers and Reimbursements		1.23%	1.98%	0.98%	1.48%	0.98%
[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	The adviser is contractually obligated to limit expenses to 1.23%, 1.98%, 0.98%, 1.48%, and 0.98% for Class A, Class C, Class I, Class R, and Class W shares, respectively, through March 1, 2015; the obligation does not extend to interest, taxes, brokerage commissions, other investment related costs, extraordinary expenses, fees and expenses of borrowings. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ING Global Perspectives Fund (USD $)	1 Yr	3 Yrs
Class A	693	997
Class C	301	677
Class I	100	359
Class R	151	525
Class W	100	370

Expense Example, No Redemption ING Global Perspectives Fund (USD $)	1 Yr	3 Yrs
Class A	693	997
Class C	201	677
Class I	100	359
Class R	151	525
Class W	100	370

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Portfolio Turnover % of average value of portfolio
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

Since the Fund had not commenced operations as of the date of this Prospectus, there is no annual portfolio turnover rate information included.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the sub-adviser (“Sub-Adviser”) invests the assets of the Fund in a combination of Underlying Funds that, in turn, invest directly in securities (such as stocks and bonds). The Underlying Funds will invest in the securities of issuers in a number of different countries one of which may be the United States. Under normal market conditions, approximately 60% of the Fund’s net assets will be allocated to Underlying Funds that predominantly invest in equity securities, and approximately 40% of the Fund’s net assets will be allocated to Underlying Funds that predominantly invest in debt instruments, including U.S. government securities and money market instruments (“Target Allocations”). The percentage weight of the Fund’s assets invested in Underlying Funds that predominantly invest in equity securities may change to approximately 30% and the percentage weight of the Fund’s assets invested in Underlying Funds that predominantly invest in debt instruments may change to approximately 70% (“Defensive Allocations”) depending upon the rules based investment strategy described below.

The Target Allocations and Defensive Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to these asset classes may vary to the extent an Underlying Fund is not substantially invested in accordance with its primary investment strategies.

The Underlying Funds provide exposure to a wide range of traditional asset classes which include stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include real estate securities.

The equity securities in which the Underlying Funds may invest include, but are not limited to: domestic and international stocks of companies of any market capitalization; emerging market securities; and domestic and international real estate stocks, including real estate investment trusts.

The debt instruments in which the Underlying Funds may invest include, but are not limited to: domestic and international short-, intermediate- and long-term bonds; high-yield debt securities rated below investment-grade commonly referred to as “junk bonds;” and debt instruments without limitations on maturity.

The Fund may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser uses a rules-based investment strategy to determine the allocation among Underlying Funds that invest in equity securities and debt instruments. The proportion of assets allocated to Underlying Funds that are predominantly invested in equity securities and those that are predominantly invested in debt instruments is determined as of each calendar quarter. Within the broad equity and debt asset classes, the Fund will seek to maintain approximately equal weights across its investment in the Underlying Funds. No adjustments to the Target Allocations or Defensive Allocations will be made between quarterly allocation dates. As soon as practicable following the end of each calendar quarter, the Sub-Adviser will compare the aggregate earnings of the companies in the S&P 500® Index (“Index”) for the most recent calendar quarter to the aggregate earnings of the companies in the Index for the previous year’s corresponding calendar quarter. If the aggregate earnings for the most recent calendar quarter are higher than the aggregate earnings of the companies in the Index for the previous year’s corresponding calendar quarter, the Fund will take steps to ensure it is invested in accordance with the Target Allocations described above as soon as practicable. If the aggregate earnings for the most recently completed calendar quarter are lower than the reported aggregate earnings for the previous year’s corresponding calendar quarter, the Fund will take steps to ensure it is invested in accordance with the Defensive Allocations described above as soon as practicable.
The Sub-Adviser intends to rebalance the Fund’s asset allocations on at least a quarterly basis, but it may rebalance more or less frequently as deemed appropriate to attain the Target Allocations or Defensive Allocations for the Fund. These allocations, however, are targets, and the Fund’s asset allocations could change substantially as the value of the Underlying Funds change.
PRINCIPAL RISKS
You could lose money on an investment in the Fund. The value of your investment in the Fund changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Fund’s or an Underlying Fund’s performance or cause the Fund or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation   The success of the Fund’s strategy depends on the Adviser’s or Sub-Adviser’s skill in allocating Fund assets between the asset classes and in choosing investments within those categories. There is a risk that the Fund may allocate assets to an asset class that underperforms other asset classes.

Call   During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Fund or an Underlying Fund would experience a decline in income.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit   Prices of bonds and other debt instruments can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.
Currency   To the extent that the Fund or an Underlying Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Fund or the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities   Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate   With bonds and other fixed rate debt instruments, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate generally will decrease when the market rate of interest to which the inverse security is indexed decreases.
Investment Model   The Fund or certain Underlying Funds invest based on a proprietary model managed by the manager. The manager’s proprietary model may not adequately address existing or unforeseen market factors or the interplay between such factors.

Liquidity   If a security is illiquid, the Fund or an Underlying Fund might be unable to sell the security at a time when the manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund or an Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund or an Underlying Fund could realize upon disposition. The Fund or an Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund or an Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund or an Underlying Fund.

Market   Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization   Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund or an Underlying Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund and a proportionate share of the expenses of each Underlying Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)   Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

U.S. Government Securities and Obligations   U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
PERFORMANCE INFORMATION
Because the Fund had not commenced operations as of the calendar year ended December 31, 2012, there is no annual performance information included.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Mar 28, 2013
ING Global Perspectives Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ING Global Perspectives Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 26) or the Statement of Additional Information (page 138).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

		Since the Fund had not commenced operations as of the date of this Prospectus, there is no annual portfolio turnover rate information included.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the sub-adviser (“Sub-Adviser”) invests the assets of the Fund in a combination of Underlying Funds that, in turn, invest directly in securities (such as stocks and bonds). The Underlying Funds will invest in the securities of issuers in a number of different countries one of which may be the United States. Under normal market conditions, approximately 60% of the Fund’s net assets will be allocated to Underlying Funds that predominantly invest in equity securities, and approximately 40% of the Fund’s net assets will be allocated to Underlying Funds that predominantly invest in debt instruments, including U.S. government securities and money market instruments (“Target Allocations”). The percentage weight of the Fund’s assets invested in Underlying Funds that predominantly invest in equity securities may change to approximately 30% and the percentage weight of the Fund’s assets invested in Underlying Funds that predominantly invest in debt instruments may change to approximately 70% (“Defensive Allocations”) depending upon the rules based investment strategy described below.

The Target Allocations and Defensive Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to these asset classes may vary to the extent an Underlying Fund is not substantially invested in accordance with its primary investment strategies.

The Underlying Funds provide exposure to a wide range of traditional asset classes which include stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include real estate securities.

The equity securities in which the Underlying Funds may invest include, but are not limited to: domestic and international stocks of companies of any market capitalization; emerging market securities; and domestic and international real estate stocks, including real estate investment trusts.

The debt instruments in which the Underlying Funds may invest include, but are not limited to: domestic and international short-, intermediate- and long-term bonds; high-yield debt securities rated below investment-grade commonly referred to as “junk bonds;” and debt instruments without limitations on maturity.

The Fund may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser uses a rules-based investment strategy to determine the allocation among Underlying Funds that invest in equity securities and debt instruments. The proportion of assets allocated to Underlying Funds that are predominantly invested in equity securities and those that are predominantly invested in debt instruments is determined as of each calendar quarter. Within the broad equity and debt asset classes, the Fund will seek to maintain approximately equal weights across its investment in the Underlying Funds. No adjustments to the Target Allocations or Defensive Allocations will be made between quarterly allocation dates. As soon as practicable following the end of each calendar quarter, the Sub-Adviser will compare the aggregate earnings of the companies in the S&P 500® Index (“Index”) for the most recent calendar quarter to the aggregate earnings of the companies in the Index for the previous year’s corresponding calendar quarter. If the aggregate earnings for the most recent calendar quarter are higher than the aggregate earnings of the companies in the Index for the previous year’s corresponding calendar quarter, the Fund will take steps to ensure it is invested in accordance with the Target Allocations described above as soon as practicable. If the aggregate earnings for the most recently completed calendar quarter are lower than the reported aggregate earnings for the previous year’s corresponding calendar quarter, the Fund will take steps to ensure it is invested in accordance with the Defensive Allocations described above as soon as practicable.
		The Sub-Adviser intends to rebalance the Fund’s asset allocations on at least a quarterly basis, but it may rebalance more or less frequently as deemed appropriate to attain the Target Allocations or Defensive Allocations for the Fund. These allocations, however, are targets, and the Fund’s asset allocations could change substantially as the value of the Underlying Funds change.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Fund. The value of your investment in the Fund changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Fund’s or an Underlying Fund’s performance or cause the Fund or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation   The success of the Fund’s strategy depends on the Adviser’s or Sub-Adviser’s skill in allocating Fund assets between the asset classes and in choosing investments within those categories. There is a risk that the Fund may allocate assets to an asset class that underperforms other asset classes.

Call   During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Fund or an Underlying Fund would experience a decline in income.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit   Prices of bonds and other debt instruments can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.
Currency   To the extent that the Fund or an Underlying Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Fund or the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities   Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate   With bonds and other fixed rate debt instruments, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate generally will decrease when the market rate of interest to which the inverse security is indexed decreases.
Investment Model   The Fund or certain Underlying Funds invest based on a proprietary model managed by the manager. The manager’s proprietary model may not adequately address existing or unforeseen market factors or the interplay between such factors.

Liquidity   If a security is illiquid, the Fund or an Underlying Fund might be unable to sell the security at a time when the manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund or an Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund or an Underlying Fund could realize upon disposition. The Fund or an Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund or an Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund or an Underlying Fund.

Market   Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization   Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund or an Underlying Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund and a proportionate share of the expenses of each Underlying Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)   Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

U.S. Government Securities and Obligations   U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund had not commenced operations as of the calendar year ended December 31, 2012, there is no annual performance information included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund had not commenced operations as of the calendar year ended December 31, 2012, there is no annual performance information included.
ING Global Perspectives Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.23%
1 Yr	rr_ExpenseExampleYear01	693
3 Yrs	rr_ExpenseExampleYear03	997
1 Yr	rr_ExpenseExampleNoRedemptionYear01	693
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	997
ING Global Perspectives Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.98%
1 Yr	rr_ExpenseExampleYear01	301
3 Yrs	rr_ExpenseExampleYear03	677
1 Yr	rr_ExpenseExampleNoRedemptionYear01	201
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	677
ING Global Perspectives Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.98%
1 Yr	rr_ExpenseExampleYear01	100
3 Yrs	rr_ExpenseExampleYear03	359
1 Yr	rr_ExpenseExampleNoRedemptionYear01	100
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	359
ING Global Perspectives Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.48%
1 Yr	rr_ExpenseExampleYear01	151
3 Yrs	rr_ExpenseExampleYear03	525
1 Yr	rr_ExpenseExampleNoRedemptionYear01	151
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	525
ING Global Perspectives Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.98%
1 Yr	rr_ExpenseExampleYear01	100
3 Yrs	rr_ExpenseExampleYear03	370
1 Yr	rr_ExpenseExampleNoRedemptionYear01	100
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	370

[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	The adviser is contractually obligated to limit expenses to 1.23%, 1.98%, 0.98%, 1.48%, and 0.98% for Class A, Class C, Class I, Class R, and Class W shares, respectively, through March 1, 2015; the obligation does not extend to interest, taxes, brokerage commissions, other investment related costs, extraordinary expenses, fees and expenses of borrowings. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Mar 28, 2013
Document Creation Date	dei_DocumentCreationDate	Mar 27, 2013